United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/2011

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19428

Form 13F File Number:28-12324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0692

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       11/09/11
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 49
Form 13F Information Table Value Total: 127,378
                                       (thousands)
List of Other Included Managers: None


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FORM 13F INFORMATION TABLE
                                                          VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRNCALLDSCRETN MANAGERS  SOLE SHARED   NONE
-------------------------     -------------   --------  -------  -------   -- --- ------  -------  ----  -----  ---

Cooper Industries Ord         Common Stock    G24140108     323       7,000SH     SOLE                              7,000
Abbott Laboratories           Common Stock    002824100     810      15,848SH     SOLE                             15,848
Altria Group Inc              Common Stock    02209S103     202       7,535SH     SOLE                              7,535
Amazon.com                    Common Stock    023135106   9,235      42,707SH     SOLE                             42,707
American Express              Common Stock    025816109   1,650      36,754SH     SOLE                             36,754
American Tower                Common Stock    029912201  19,217     357,201SH     SOLE                            357,201
Anadarko Petroleum            Common Stock    032511107     731      11,600SH     SOLE                             11,600
Apple Computer Inc            Common Stock    037833100     347         909SH     SOLE                                909
Athenahealth Inc              Common Stock    04685W103  12,371     207,740SH     SOLE                            207,740
Auto Data Processing          Common Stock    053015103     509      10,800SH     SOLE                             10,800
Berkshire Hathaway Cl A       CL A            084670108     748           7SH     SOLE                                  7
Berkshire Hathaway Cl B       CL B            084670207     218       3,075SH     SOLE                              3,075
Cigna                         Common Stock     125509109    549      13,095SH     SOLE                             13,095
Cardionet Inc                 Common Stock    14159L103      87      29,000SH     SOLE                             29,000
Chevron Texaco                Common Stock     166764100    539       5,818SH     SOLE                              5,818
Coca Cola Company             Common Stock     191216100    649       9,608SH     SOLE                              9,608
Colgate-Palmolive Co          Common Stock     194162103    204       2,300SH     SOLE                              2,300
DFC Global Corp               Common Stock    23324T107     327      15,000SH     SOLE                             15,000
DTS Inc                       Common Stock    23335C101   3,900     157,080SH     SOLE                            157,080
Destination Maternity Co      Common Stock    25065D100   1,089      84,590SH     SOLE                             84,590
Devon Energy New              Common Stock    25179M103     333       6,000SH     SOLE                              6,000
eBay                          Common Stock     278642103  5,296     179,582SH     SOLE                            179,582
Electronic Arts               Common Stock     285512109  2,763     135,128SH     SOLE                            135,128
Esco Technologies             Common Stock     296315104  1,008      39,540SH     SOLE                             39,540
Euronet Worldwide             Common Stock     298736109  4,537     288,257SH     SOLE                            288,257
Exxon Mobil                   Common Stock    30231G102   5,893      81,137SH     SOLE                             81,137
General Electric              Common Stock     369604103    667      43,848SH     SOLE                             43,848
Genworth Financial Inc        Common Stock    37247D106      80      14,000SH     SOLE                             14,000
Glaxosmithkline Plc           Common Stock    37733W105     208       5,033SH     SOLE                              5,033
Google Inc Class A            CL A            38259P508     928       1,801SH     SOLE                              1,801
I C U Medical                 Common Stock    44930G107   1,055      28,675SH     SOLE                             28,675
Intl Business Machines        Common Stock     459200101    756       4,323SH     SOLE                              4,323
Johnson & Johnson             Common Stock     478160104  2,372      37,249SH     SOLE                             37,249
Kimberly Clark                Common Stock     494368103    231       3,252SH     SOLE                              3,252
Kraft Foods Inc               Common Stock    50075N104     268       7,981SH     SOLE                              7,981
Legg Mason Inc                Common Stock     524901105  1,366      53,130SH     SOLE                             53,130
Merck & Co Inc                Common Stock    58933Y105     433      13,230SH     SOLE                             13,230
Microsoft                     Common Stock     594918104  1,009      40,552SH     SOLE                             40,552
Netflix Inc                   Common Stock    64110L106  14,426     127,362SH     SOLE                            127,362
Northern Trust Corporation    Common Stock     665859104    343       9,800SH     SOLE                              9,800
Oracle                        Common Stock    68389X105     431      15,000SH     SOLE                             15,000
Penn Virginia Corp            Common Stock     707882106    531      95,419SH     SOLE                             95,419
Penn Virginia Res Ptnrs       Com Unit R Lim   707884102    867      37,070SH     SOLE                             37,070
Pfizer Incorporated           Common Stock     717081103    308      17,400SH     SOLE                             17,400
Philip Morris Intl Inc        Common Stock     718172109    470       7,535SH     SOLE                              7,535
T Rowe Price Group            Common Stock    74144T108   2,827      59,188SH     SOLE                             59,188
Qualcomm                      Common Stock     747525103 21,965     451,670SH     SOLE                            451,670
Rackspace Hosting Inc         Common Stock     750086100  2,052      60,120SH     SOLE                             60,120
Wells Fargo & Co. New         Common Stock     949746101    250      10,375SH     SOLE                             10,375
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